INCOME TAX	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.
APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.
The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia, the PRC and Taiwan. The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2024, and there is no withholding tax on dividends applicable to our Company. For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2024 and a withholding tax of 10% is levied on dividends received by our Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2021/2022, 2022/2023 and 2023/2024 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2024. In Taiwan, the corporate income tax rate was 20% for each of the three years ended December 31, 2024.
8.    INCOME TAX (continued)
Dividends received from the Operating Subsidiaries and equity investees may be subject to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%. In Taiwan, the dividends or profit distributed to non-resident shareholders are subject to 21% withholding tax.
The major components of income tax expenses (benefits) for the years ended December 31, 2024, 2023 and 2022 are:

	2024	2023	2022
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	1,513	2,798	3,547
Previously unrecognized tax loss or temporary difference used to reduce current income tax	—	(394)	(697)
Adjustments for current income tax of prior years	6	(694)	(54)
Total current income tax	1,519	1,710	2,796
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,426	(1,284)	12
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(136)	(264)	—
Total deferred tax expenses/(benefits)	1,290	(1,548)	12
Income tax expenses reported in the income statement	2,809	162	2,808

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(15)	221	(270)
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	(78)	377	147
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	(93)	598	(123)
8.    INCOME TAX (continued)
APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. Our Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax expense reported in the consolidated income statement is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Profit/(loss) before tax	9,377	464	7,565
Tax at statutory rate of 20% (2023: 20%; 2022: 20%)	1,875	93	1,513
Foreign income taxed at different rate	944	940	1,332
Expenses not deductible for tax purpose	68	9	241
Utilization of previously unrecognized tax losses/temporary differences	—	(394)	(697)
Tax benefit arising from previously unrecognized tax losses	(136)	(264)	—
Net deferred tax asset not recognized	332	1,727	382
Tax exempt on income	(140)	(693)	(65)
Uncertain tax position	—	—	(102)
Return to provision adjustment	6	(694)	(54)
Deferred tax liability arising from undistributed earnings	238	(354)	96
Withholding tax on dividends	127	38	163
Enhanced pre-tax deductions of R&D Expenses	(198)	(242)	—
Others	(307)	(4)	(1)
Income tax expense reported in consolidated income statement	2,809	162	2,808
8.    INCOME TAX (continued)
Deferred tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2024	2023	2024	2023	2022
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,770)	(3,532)	238	(354)	96
Revaluations of financial assets at fair value through other comprehensive income	(404)	(419)	—	—	—
Unutilized building allowance (net)	(87)	(141)	(51)	131	(13)
Unused tax losses	2,583	3,220	594	(1,805)	(1,158)
Allowance for doubtful accounts	1,040	1,008	(33)	(945)	113
Inventory impairment	826	881	52	2,001	150
Rebates and other accrued liabilities	715	788	7	(119)	(85)
Unpaid retirement benefits	1,261	1,282	19	11	—
Deferred revenue and cost of sales	(1)	31	31	(12)	10
Actuarial loss	199	121	—	—	—
Unabsorbed depreciation	591	588	(36)	(4)	90
Mark-to-Market value of forward contract	4	—	(4)	—	—
Provision for loss on onerous sale contract	31	451	407	(443)	817
Leases	38	41	2	(6)	9
Others	(421)	(360)	64	(3)	(17)
Deferred tax expenses/(benefits)			1,290	(1,548)	12
Net deferred tax assets	2,605	3,959
Reconciliation of deferred tax assets, net

	2024	2023	2022
	US$’000	US$’000	US$’000
Opening balance as of January 1	3,959	2,946	3,136
Tax (expense)/benefit during the period recognized in profit or loss	(1,290)	1,548	(12)
Tax benefit/(expense) during the period recognized in other comprehensive income	93	(598)	123
Exchange difference on translation foreign operations	(157)	63	(301)
Closing balance as of December 31	2,605	3,959	2,946
Our Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
8.    INCOME TAX (continued)
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2024 and 2023, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2024	2023
	US$’000	US$’000
2024	—	2,135
2025	1,711	2,262
2026	1,978	2,535
2027	4,140	6,645
2028	12,978	13,111
2029	483	—
2032	155	184
2033	689	736
No expiration	3,813	4,949
	25,947	32,557
Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in our Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. Our Company did not recognize deferred tax assets of $2,672 (2023: $3,400; 2022: $3,017) in respect of tax losses amounting to $12,642 (2023: $15,928; 2022: $13,796).
In addition, our Company did not recognize deferred assets of $350 (2023: $476; 2022: $952) in relation to deductible temporary differences amounting to $1,635 (2023: $2,154; 2022: $4,881).
There are no income tax consequences attached to the payment of dividends in 2024 or 2023 by APWC to its shareholders.
As of December 31, 2024 and 2023, our Company is subject to taxation in PRC, Australia, Thailand, Singapore and Taiwan. Our Company’s tax years from 2014 and forward are still subject to examination by the tax authorities in various tax jurisdictions.
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2024	2023	2022
	US$’000	US$’000	US$’000
Balance as of January 1	—	—	28
Decrease due to lapses in statute of limitations	—	—	(26)
Exchange difference	—	—	(2)
Balance as of December 31	—	—	—
Our Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2024, 2023, and 2022 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the income tax expenses is $nil, $nil and $nil, respectively.
8.    INCOME TAX (continued)
Our Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties our Company has provided as of the dates listed below were:

As of December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	—	—
Accrued penalties on uncertain tax position	—	—	—
Total accrued interest and penalties on uncertain tax position	—	—	—
For the years ended December 31, 2024, 2023 and 2022, our Company recognized $nil, $nil and $nil in interest, respectively; and no penalties were recognized for the three years ended December 2022 to 2024. For the years ended December 31, 2024, 2023 and 2022, our Company reversed $nil, $nil and $42 in interest and $nil, $nil and $26 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2024, 2023 and 2022, the exchange difference $nil, $nil and $(4) relating to interests, $nil, $nil and $(2) relating to penalty were included in income tax expenses.
Our Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.
Pillar Two Taxes
APWC's structure and applicable jurisdictions
APWC is an intermediate holding company incorporated in Bermuda and forms part of the PEWC group (“the Group’). PEWC, the Group's ultimate parent entity (UPE) is based in Taiwan. APWC holds investments in subsidiaries located in various jurisdictions, including Thailand, PRC, Australia, Singapore. APWC is purely a holding company with no operations, while the subsidiaries operate in their respective jurisdictions.
As part of our commitment to adhering to the OECD's Base Erosion and Profit Shifting (BEPS) 2.0 framework, our Company has assessed its tax position in accordance with the Global Anti-Base Erosion (GloBE) rules under Pillar Two. These rules set out a global minimum tax rate of 15%, aimed at ensuring that multinational enterprises (MNEs) are subject to a minimum level of tax on the income they report in different jurisdictions.
8.    INCOME TAX (continued)

Status of Implementation in Our Company’s Operated Jurisdictions

Country	Implementation Status	Income Inclusion Rule (IIR)	Undertaxed Profit Rule (UTPR)	Domestic Top-up Tax (QDMTT)
Taiwan (i)	No announcement yet	Undefined	Undefined	Undefined
Bermuda (ii)	No information	No information	No information	No information
PRC	No announcement yet	Undefined	Undefined	Undefined
HongKong (iii)	Draft legislation	January 1, 2025	To be confirmed	January 1, 2025
Thailand	Legislation adopted	January 1, 2025	January 1, 2025	January 1, 2025
Austalia	Legislation adopted	January 1, 2024	January 1, 2025	January 1, 2024
Singapore	Legislation adopted	January 1, 2025	Deferred until further notice	January 1, 2025
(i) Taiwan has announced that it will increase the Alternative Minimum Tax (AMT) rate for profit-making enterprises belonging to multinational groups from 12% to 15%, effective from 2025.
(ii) Bermuda has implemented corporate income tax (CIT) in line with the OECD’s Pillar Two global minimum tax framework. This tax applies to Bermuda-based entities within MNE groups with annual revenues of at least €750 million. The CIT rate is 15% and will take effect for tax years beginning on or after January 1, 2025.
(iii) On December 27, 2024 the HKSAR Government published the draft legislation in the Gazette for implementing the global minimum tax (GMT) and Hong Kong inimum top-up tax (HKMTT).
Effective tax rate of operating subsidiaries
The effective tax rates of our Company's operating subsidiaries in Australia, Thailand, Singapore, and China have been reviewed for compliance with the global minimum tax rate of 15% base on 2024 financial results. The assessment includes evaluating the local tax regimes to determine whether any of the subsidiaries are subject to an effective tax rate below 15%.
• Australia: The subsidiary in Australia is subject to a corporate income tax rate of 30%. The effective tax rate for this subsidiary is well above the global minimum tax threshold.
• Thailand: The subsidiary in Thailand is subject to a corporate income tax rate of 20%. However, the effective tax rate for this subsidiary, based on its consolidated financials, is 6.3%, which is below the global minimum tax requirement.
• Singapore: The subsidiary in Singapore is subject to a corporate income tax rate of 17%. The effective tax rate for this subsidiary is 20.8%, which is above the global minimum threshold.
• China: The subsidiary in China is subject to a corporate income tax rate of 25%. The effective tax rate for this subsidiary is 5.4%, which is below the global minimum tax requirement.
Potential Impact on APWC
APWC does not pay any corporate income tax as it is a non-operational entity. As such, it does not meet the minimum tax rate of 15%. The GloBE Rules may require the ultimate parent company in Taiwan to apply a top-up tax to ensure that the Group's overall tax rate meets the minimum threshold on a consolidated basis.
8.    INCOME TAX (continued)
Income Inclusion Rule (IIR) and Undertaxed Profit Rule (UTPR)
IIR: Given that the subsidiaries in Thailand, and China are subject to effective tax rates below the 15% minimum threshold, our Company's UPE in Taiwan is required to apply the IIR to include subsidiary income in its own tax base. If Taiwan applies the IIR, no top-up tax will be collected from its subsidiaries. However, if Taiwan does not apply the IIR, the UTPR ensures that the minimum tax is collected in other jurisdictions. The top-up tax does not directly increase tax in the low-taxed jurisdiction but instead shifts the liability to other jurisdictions where the MNE operates.
Compliance and ongoing monitoring
Our Company is committed to maintaining compliance with the GloBE Rules under Pillar Two and will continue to monitor the tax rates applicable to its subsidiaries. Any future changes in the effective tax rates of its operating subsidiaries, or amendments to tax law in any jurisdiction, will be closely assessed to ensure continued compliance with the 15% global minimum tax requirement.
In the event of any changes that would result in a top-up tax being applied by the UPE in Taiwan, the Company will make the necessary adjustments in its tax filings and disclosures.